FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Long-term debts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		$ 1,064.3	$ 920.0
Gold stream obligation [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		273.5	246.5
Cash and cash equivalent [Member]
FINANCIAL ASSETS
Financial assets, at fair value		216.2	185.9
Trade and other receivables [Member]
FINANCIAL ASSETS
Financial assets, at fair value		29.0	41.6
Investment [Member]
FINANCIAL ASSETS
Financial assets, at fair value		1.0	1.1
Financial liabilities at amortised cost, category [member] | Long-term debts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		1,007.7	889.5
Financial liabilities at amortised cost, category [member] | Trade and other receivables [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	[1]	146.0	168.3
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Copper price option contracts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		4.1	0.0
Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Warants [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		0.0	1.3
Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Restricted share units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		0.8	0.9
Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Gold stream obligation [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		273.5	246.5
Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Perfomance share units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		1.8	2.1
Financial liabilities at fair value through other comprehensive income, category [Member] | Level 2 of fair value hierarchy [member] | Diesel swap contract [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		0.0	0.1
Financial assets at amortised cost, category [member] | Cash and cash equivalent [Member]
FINANCIAL ASSETS
Financial assets, at fair value		216.2	185.9
Financial assets at amortised cost, category [member] | Trade and other receivables [Member]
FINANCIAL ASSETS
Financial assets, at fair value		29.0	41.6
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Provisionally priced contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value		4.2	4.5
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Gold and copper swap contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value		(6.1)	(9.0)
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Gold price option contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value		0.0	17.6
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Copper forward contract [Member]
FINANCIAL ASSETS
Financial assets, at fair value		0.0	0.3
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Investment [Member]
FINANCIAL ASSETS
Financial assets, at fair value		$ 1.0	$ 1.1

[1]	Trade and other payables exclude the short-term portion of reclamation and closure cost obligations, copper forward contracts and the short-term portion of the gold stream obligation.